Commitments and Contingencies - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2015 ft²	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Operating leases, future minimum payments, due in 2018		$ 978
Operating leases, future minimum payments, due in 2019		985
Operating leases, future minimum payments, due in 2020		924
Improvement allowance (up to)		1,200
Rent expense		800	$ 800	$ 900
Office and laboratory
Operating Leased Assets [Line Items]
Square footage of office and laboratory space (in square feet) | ft²	25,200
Optional extension, term	5 years
Operating leases, future minimum payments, due in 2018		1,000
Operating leases, future minimum payments, due in 2019		1,000
Operating leases, future minimum payments, due in 2020		900
Security deposit		$ 400